UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-08991

          BlackRock High Yield Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock High Yield Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock High Yield Trust (BHY)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—139.7%
			Corporate Bonds—136.2%
			Aerospace & Defense—5.0%
			AAR Corp.,
BB-	$ 435		6.875%, 12/15/07	$ 441,525
NR	350		Ser. A2, 8.39%, 5/15/11	353,500
B	375		Argo-Tech Corp., 9.25%, 6/01/11	397,500
B+	125		Armor Holdings, Inc., 8.25%, 8/15/13	133,750
			BE Aerospace, Inc.,
BB-	640		8.50%, 10/01/10	686,400
B	220		8.875%, 5/01/11	230,450
NR	1,500	[2,3]	Condor Systems, Inc., 11.875%, 5/01/09	—
B	100		DRS Technologies, Inc., 7.625%, 2/01/18	101,250
			Sequa Corp.,
BB	40		9.00%, 8/01/09	43,500
BB	19		Ser. B, 8.875%, 4/01/08	20,140

				2,408,015

			Automotive—3.3%
BB+	190		ArvinMeritor, Inc., 8.75%, 3/01/12	188,575
Caa2	150	[3]	Delco Remy Intl., Inc., 8.60%, 4/15/09	138,000
B-	60		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	58,950
CCC+	455	[3]	Metaldyne Corp., 10.00%, 11/01/13	417,462
			Navistar Intl. Corp.,
BB-	205		7.50%, 6/15/11	202,950
BB-	310		Ser. B, 6.25%, 3/01/12	289,850
B-	300		Stanadyne Corp., 10.00%, 8/15/14	288,000

				1,583,787

			Automotive—0.1%
B	50		Tenneco, Inc., 8.625%, 11/15/14	50,000

			Basic Materials—12.7%
B-	205	[3]	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	224,731
BB-	150	[3]	Arch Western Finance LLC, 6.75%, 7/01/13	151,500
B-	70	[3,4]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 10.10%, 7/15/10	71,225
B-	600		Caraustar Industries, Inc., 9.875%, 4/01/11	633,750
BB-	175		Cascades, Inc., 7.25%, 2/15/13 (Canada)	155,750
B+	170		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	149,600
BB-	305		Century Aluminum Co., 7.50%, 8/15/14	312,625
B+	90		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	92,700
			Equistar Chemicals LP/Equistar Funding Corp.,
BB-	50		8.75%, 2/15/09	52,625
BB-	115		10.125%, 9/01/08	124,775
BB-	100		10.625%, 5/01/11	110,000
			Huntsman LLC,
B	95 [3]		11.50%, 7/15/12	109,013
BB-	365		11.625%, 10/15/10	417,925
			IMC Global, Inc.,
BB	20		10.875%, 8/01/13	23,050
BB	35		Ser. B, 10.875%, 6/01/08	38,938
CCC+	645	[3,4]	Innophos, Inc., 9.625%, 8/15/14	661,125
Baa3	325		Ipsco, Inc., 8.75%, 6/01/13 (Canada)	355,875
BBB+	366		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	419,985
			Lyondell Chemical Co.,
BB+	260		10.50%, 6/01/13	294,450
BB+	230		Ser. A, 9.625%, 5/01/07	240,637
			Nalco Co.,
B+	20		7.75%, 11/15/11	20,450
B-	375		8.875%, 11/15/13	393,750

BlackRock High Yield Trust (BHY) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Basic Materials—(cont’d)
B3	$ 550		NewPage Corp., 10.00%, 5/01/12	$ 559,625
NR	2,000	[2]	Republic Technologies Intl. LLC, 13.75%, 7/15/09	—
			Rhodia SA,
CCC+	169		8.875%, 6/01/11 (France)	173,647
B3	153		10.25%, 6/01/10 (France)	169,830
B-	50		Rockwood Specialties Group, Inc., 7.50%, 11/15/14	49,750
BB-	125		Russel Metals, Inc., 6.375%, 3/01/14 (Canada)	122,188

				6,129,519

			Building & Development—4.1%
B-	250	[4]	Ahern Rentals, Inc., 9.25%, 8/15/13	262,500
B+	40	[3]	Ainsworth Lumber Co. Ltd., 8.277%, 10/01/10 (Canada)	39,200
B2	150	[4]	Compression Polymers Corp., 10.50%, 7/01/13	147,750
			Goodman Global Holding Co., Inc.,
B-	45	[3,4]	7.491%, 6/15/12	44,775
B-	380	[4]	7.875%, 12/15/12	359,100
BB+	250		K Hovnanian Enterprises, Inc., 6.375%, 12/15/14	238,750
			North American Energy Partners, Inc.,
CCC+	400		8.75%, 12/01/11 (Canada)	395,000
B	375		9.00%, 6/01/10 (Canada)	397,500
Ba3	125		WCI Communities, Inc., 7.875%, 10/01/13	121,250

				2,005,825

			Business Equipment & Services—0.4%
			Xerox Corp.,
BB+	60		6.875%, 8/15/11	62,325
BB+	100		7.20%, 4/01/16	106,125

				168,450

			Consumer Products—7.9%
B3	50		ALH Finance LLC, 8.50%, 1/15/13	47,938
B	175		B&G Foods, Inc., 8.00%, 10/01/11	180,250
			Cenveo Corp.,
B-	150		7.875%, 12/01/13	146,250
B+	150		9.625%, 3/15/12	161,250
B3	390		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	347,100
B2	294		Gold Kist, Inc., 10.25%, 3/15/14	326,340
B-	380	[4]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	364,800
B-	500		Lazydays RV Center, Inc., 11.75%, 5/15/12	505,000
B	50	[3]	Levi Strauss & Co., 9.28%, 4/01/12	51,250
CCC-	380	[3]	Merisant Co., 9.50%, 7/15/13	239,400
B3	655		Movie Gallery, Inc., 11.00%, 5/01/12	491,250
NR	1,200	[2,5]	Nebco Evans Holding Co., 12.375%, 7/15/07	—
B2	95	[4]	Neiman-Marcus Group, Inc., 9.00%, 10/15/15	98,563
B-	265		Pantry, Inc., 7.75%, 2/15/14	271,625
BB-	100		Quiksilver, Inc., 6.875%, 4/15/15	96,500
B-	405	[3,4]	Rite Aid Corp., 6.125%, 12/15/08	393,862
BB	100		Smithfield Foods, Inc., 7.00%, 8/01/11	102,000

				3,823,378

			Containers & Packaging—3.3%
B1	160	[4]	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, 11/15/15	165,600
B	540		Crown Cork & Seal, Inc., 8.00%, 4/15/23	515,700
B	115		Crown European Holdings SA, 7.375%, 12/15/26	105,513
CCC+	255		Graham Packaging Co., Inc., 8.50%, 10/15/12	255,000
CCC+	185	[4]	Pregis Corp., 12.375%, 10/15/13	187,775
B+	350		Stone-Container Corp. Enterprises, Inc., 9.75%, 2/01/11	353,937

				1,583,525

			Ecological Services & Equipment—0.6%
			Allied Waste NA, Inc., Ser. B,
BB-	115		5.75%, 2/15/11	109,825
BB-	80		8.50%, 12/01/08	84,300
BB-	110		8.875%, 4/01/08	116,187

				310,312

BlackRock High Yield Trust (BHY) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—26.7%
B+	$ 137		AES Red Oak LLC, 8.54%, 11/30/19	$ 150,364
B	195		ANR Pipeline Co., 9.625%, 11/01/21	245,700
B2	270		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	277,762
Ba1	228		CE Generation LLC, 7.416%, 12/15/18	242,700
B	100	[4]	Chaparral Energy, Inc., 8.50%, 12/01/15	105,250
			Chesapeake Energy Corp.,
BB	75		6.50%, 8/15/17	75,375
BB	40		6.625%, 1/15/16	40,800
BB	60		6.875%, 1/15/16	61,200
BB	20	[4]	6.875%, 11/15/20	20,300
BB	250		7.00%, 8/15/14	258,125
B-	200		Clayton Williams Energy, Inc., 7.75%, 8/01/13	196,500
			CMS Energy Corp.,
BB-	10		7.50%, 1/15/09	10,313
BB-	45		8.50%, 4/15/11	48,881
BB-	40		9.875%, 10/15/07	42,800
B	40	[4]	Colorado Interstate Gas Co., 6.80%, 11/15/15	41,850
			Compagnie Generale de Geophysique SA,
BB-	90		7.50%, 5/15/15 (France)	93,375
BB-	50	[4]	7.50%, 5/15/15 (France)	51,750
B	150	[4]	Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	151,500
B2	60		Dresser, Inc., 9.375%, 4/15/11	63,075
			Dynegy Holdings, Inc.,
B2	80		7.125%, 5/15/18	78,400
B+	40	[4]	9.875%, 7/15/10	43,800
B+	285	[4]	10.125%, 7/15/13	322,050
			El Paso Corp.,
B-	120		7.625%, 8/16/07	123,000
B-	60	[4]	7.75%, 6/15/10	62,400
B-	250	[4]	9.625%, 5/15/12	283,125
B-	215	[4]	10.75%, 10/01/10	244,025
			El Paso Natural Gas Co.,
B	65		7.625%, 8/01/10	68,413
B	55	[3]	8.375%, 6/15/32	63,938
Ba2	745		Elwood Energy LLC, 8.159%, 7/05/26	811,901
B	50		Encore Acquisition Co., 7.25%, 12/01/17	50,375
B	290		Exco Resources, Inc., 7.25%, 1/15/11	294,350
B1	200		Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	208,500
BB-	195		Frontier Oil Corp., 6.625%, 10/01/11	199,875
B	195		Hanover Compressor Co., 8.625%, 12/15/10	207,187
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	50	[4]	7.75%, 11/01/15	50,500
B	170	[4]	10.50%, 9/01/10	188,275
BBB-	99		Homer City Funding LLC, 8.734%, 10/01/26	114,759
BB-	5		Hornbeck Offshore Services, Inc., 6.125%, 12/01/14	5,000
B-	470		KCS Energy, Inc., 7.125%, 4/01/12	471,175
			Midwest Generation LLC,
B+	228		8.56%, 1/02/16	249,720
B+	95		8.75%, 5/01/34	104,500
			Mirant Americas Generation LLC,
B	215		8.30%, 5/01/11	220,912
B	135	[3]	8.50%, 10/01/21	138,037
B	225		9.125%, 5/01/31	240,187
B2	685		Mission Energy Holdings Co., 13.50%, 7/15/08	792,887
			Newfield Exploration Co.,
BB-	30		6.625%, 9/01/14	30,975
BB-	20		8.375%, 8/15/12	21,450
			NRG Energy, Inc.,
B1	130		7.25%, 2/01/14	132,113
B1	490		7.375%, 2/01/16	499,187

BlackRock High Yield Trust (BHY) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
B-	$ 50	[4]	Ocean Rig AS, 8.375%, 7/01/13 (Norway)	$ 53,250
B2	450		Orion Power Holdings, Inc., 12.00%, 5/01/10	509,625
Ba2	70		Plains Exploration & Production Co., 7.125%, 6/15/14	73,500
Ba3	100	[4]	Pogo Producing Co., 6.875%, 10/01/17	99,000
BBB-	325		Premcor Refining Group, Inc., 6.75%, 5/01/14	339,625
Ba2	210		Pride Intl., Inc., 7.375%, 7/15/14	226,275
			Range Resources Corp.,
B	25		6.375%, 3/15/15	25,000
B	185		7.375%, 7/15/13	192,400
			Reliant Energy, Inc.,
BB-	510		6.75%, 12/15/14	441,150
BB-	180		9.25%, 7/15/10	178,650
B2	300		Roseton/Danskammer, 7.27%, 11/08/10	306,000
Ba2	40		Sithe Independence Funding, 9.00%, 12/30/13	42,952
B2	200	[4]	Targa Resources, Inc., 8.50%, 11/01/13	208,000
B	160		Tennessee Gas Pipeline Co., 8.375%, 6/15/32	186,800
			Transcontinental Gas Pipe Line Corp.,
BB+	65		7.25%, 12/01/26	70,688
BB+	400		Ser. B, 8.875%, 7/15/12	460,500
BBB-	130		TXU Corp., 6.55%, 11/15/34	120,757
B-	75	[4]	Verasun Energy Corp., 9.875%, 12/15/12	76,875
			Whiting Petroleum Corp.,
B2	140	[4]	7.00%, 2/01/14	140,700
B2	250		7.25%, 5/01/13	254,376
BB	355		Williams Cos., Inc., 7.625%, 7/15/19	388,725

				12,893,484

			Entertainment & Leisure—5.0%
B3	150	[4]	AMC Entertainment, Inc., 11.00%, 2/01/16	149,625
			Gaylord Entertainment Co.,
B-	280		6.75%, 11/15/14	274,400
B-	40		8.00%, 11/15/13	41,600
B3	260	[4]	Greektown Holdings LLC, 10.75%, 12/01/13	258,050
BB	20		K2, Inc., 7.375%, 7/01/14	20,350
			MGM Mirage,
BB	270		6.00%, 10/01/09	268,987
BB	60		6.75%, 9/01/12	61,050
B	240		Poster Financial Group, Inc., 8.75%, 12/01/11	250,200
B-	185		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	173,438
B+	60	[4]	San Pasqual Casino, 8.00%, 9/15/13	61,050
BB-	140	[4]	Seneca Gaming Corp., 7.25%, 5/01/12	142,100
B	435	[3]	Virgin River Casino, 9.00%, 1/15/12	443,700
B+	295		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	287,625

				2,432,175

			Financial Institutions—18.7%
B+	187		AES Ironwood LLC, 8.857%, 11/30/25	206,590
BB	185		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	187,312
B	428		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	476,150
B-	170	[4]	Borden US Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	170,850
Ba2	1,000	[4]	Capital Guardian High Yield CBO Ltd., 11.45%, 5/24/13 (Cayman Islands)	1,022,200
BB	340		Crum & Forster Holdings Corp., 10.375%, 6/15/13	359,550
B	30	[3]	Crystal US Holdings 3 LLC/Crystal US Sub. 3 Corp., 10/01/14	22,200
			E*Trade Financial Corp.,
B+	90	[4]	7.375%, 9/15/13	92,025
B+	70		7.875%, 12/01/15	73,150
			Fairfax Financial Holdings Ltd.,
BB	50		6.875%, 4/15/08 (Canada)	49,813
BB	433		7.75%, 4/26/12 (Canada)	409,185
BB	50		8.30%, 4/15/26 (Canada)	42,125
Ba3	2,500	[4]	First Dominion Funding II, 11.614%, 4/25/14 (Cayman Islands)	2,415,500

BlackRock High Yield Trust (BHY) (continued)
>
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
			Ford Motor Credit Co.,
BB+	$ 560		5.70%, 1/15/10	$ 495,600
BB+	175		7.25%, 10/25/11	160,619
B-	450		K&F Acquisition, Inc., 7.75%, 11/15/14	455,625
B-	625	[4]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	632,031
			Rainbow National Services LLC,
B2	310	[4]	8.75%, 9/01/12	331,700
B3	490	[4]	10.375%, 9/01/14	550,025
Caa1	650		Standard Aero Holdings, Inc., 8.25%, 9/01/14	533,000
B-	30 [3]		Universal City Florida Holding Co. I/II, 9.43%, 5/01/10	30,150
BB-	70		Western Financial Bank, 9.625%, 5/15/12	78,050
C	2,676	[4]	Zais Investment Grade Ltd., 9.95%, 9/23/14 (Cayman Islands)	267,636

				9,061,086

			Health Care—5.3%
			Coventry Health Care, Inc.,
BBB-	80		5.875%, 1/15/12	80,400
BBB-	80		6.125%, 1/15/15	81,700
Ca	50 [2]		Curative Health Services, Inc., 10.75%, 5/01/11	32,500
B	500		Elan Finance PLC/Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	473,125
BB+	300		HCA, Inc., 5.50%, 12/01/09	295,774
B-	75		IASIS Healthcare LLC/IASIS Cap. Corp., 8.75%, 6/15/14	76,875
B	230	[3]	Insight Health Services Corp., 9.93%, 11/01/11	216,200
CCC+	90		MedQuest, Inc., 11.875%, 8/15/12	82,350
B-	135		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	140,062
			Select Medical Corp.,
B3	150		7.625%, 2/01/15	133,500
Caa1	210	[3,4]	9.933%, 9/15/15	189,000
B-	505		Universal Hospital Services, Inc., 10.125%, 11/01/11	525,200
B2	215		US Oncology, Inc., 9.00%, 8/15/12	228,437

				2,555,123

			Industrials—8.2%
B	165		Blount, Inc., 8.875%, 8/01/12	174,900
B-	195		Concentra Operating Corp., 9.125%, 6/01/12	201,581
B-	745		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	767,350
B-	575		ERICO Intl. Corp., 8.875%, 3/01/12	589,375
CCC+	175	[4]	Hydrochem Industrial Services, 9.25%, 2/15/13	169,313
B+	163		JLG Industries, Inc., 8.375%, 6/15/12	173,595
B-	370		NationsRent Cos., Inc., 9.50%, 5/01/15	392,200
CCC+	210		Park-Ohio Industries, Inc., 8.375%, 11/15/14	184,800
B3	450	[4]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	469,125
B	55		Terex Corp., 7.375%, 1/15/14	55,275
CCC+	210		Trimas Corp., 9.875%, 6/15/12	180,600
			United Rentals NA, Inc.,
Caa1	515		7.00%, 2/15/14	486,675
Caa1	130		7.75%, 11/15/13	128,375

				3,973,164

			Media—10.0%
B-	265		Allbritton Communications Co., 7.75%, 12/15/12	265,994
CCC	110		American Media Operations, Inc., 10.25%, 5/01/09	101,200
BB-	125	[3]	Cablevision Systems Corp., 8.716%, 4/01/09	127,969
CCC-	200	[4]	CCH I Holdings LLC, 11.125%, 1/15/14	112,000
CCC-	119	[4]	CCH I LLC, 11.00%, 10/01/15	97,878
Caa1	210	[4]	CCH II LLC/CCH II Cap. Corp., 10.25%, 9/15/10	206,325
Caa1	680		Charter Communications Holdings II LLC/Charter Communications Holdings II Cap. Corp.,	668,100
			CSC Holdings, Inc.,
BB-	425	[3,4]	7.25%, 4/15/12	405,344
BB-	45		Ser. B, 7.625%, 4/01/11	45,056
BB	55		DirecTV Holdings LLC, 6.375%, 6/15/15	54,106

BlackRock High Yield Trust (BHY) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(cont’d)
			Echostar DBS Corp.,
BB-	$ 85		6.375%, 10/01/11	$ 82,981
BB-	285	[4]	7.125%, 2/01/16	281,081
BB-	60	[3]	7.78%, 10/01/08	61,575
B2	90		Fisher Communications, Inc., 8.625%, 9/15/14	94,613
B	325		General Cable Corp., 9.50%, 11/15/10	349,375
B2	100	[4]	Network Communications, Inc., 10.75%, 12/01/13	101,500
B3	210		Nexstar Finance, Inc., 7.00%, 1/15/14	194,512
B2	125	[3,4]	Paxson Communications Corp., 7.777%, 1/15/12	124,375
			Primedia, Inc.,
B2	105		8.00%, 5/15/13	91,350
B2	75		8.875%, 5/15/11	70,688
B2	275	[3]	10.124%, 5/15/10	266,062
B	60	[4]	Quebecor Media, Inc., 7.75%, 3/15/16 (Canada)	61,350
B	500	[4]	RH Donnelley Corp., 8.875%, 1/15/16	505,000
CCC+	75	[4]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	78,094
Caa1	145		Vertis, Inc., 10.875%, 6/15/09	141,737
Caa2	295		Young Broadcasting, Inc., 10.00%, 3/01/11	265,500

				4,853,765

			Real Estate—0.7%
BB	300		American Real Estate Partners, 8.125%, 6/01/11	313,500

			Technology—7.2%
CCC+	10		Amkor Technology, Inc., 9.25%, 2/15/08	9,775
B+	350		Celestica, Inc., 7.625%, 7/01/13 (Canada)	343,875
BB+	60		Flextronics Intl. Ltd., 6.50%, 5/15/13 (Singapore)	60,300
			Freescale Semiconductor, Inc.,
BBB-	50		6.875%, 7/15/11	52,250
BBB-	100	[3]	7.35%, 7/15/09	102,500
B+	60	[4]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	65,775
BB-	522		Lucent Technologies, Inc., 6.50%, 1/15/28	431,955
			MagnaChip Semiconductor SA/Magna Semiconductor Finance Co.,
Ba3	105		6.875%, 12/15/11 (Luxembourg)	102,900
Ba3	310	[3]	7.741%, 12/15/11 (Luxembourg)	311,550
B2	210		8.00%, 12/15/14 (Luxembourg)	202,125
CCC+	70	[4]	SS&C Technologies, Inc., 11.75%, 12/01/13	72,888
			STATS ChipPAC Ltd.,
BB	215		6.75%, 11/15/11 (Singapore)	210,163
BB	220		7.50%, 7/19/10 (Singapore)	223,300
			Sungard Data Systems, Inc.,
B-	265	[4]	9.125%, 8/15/13	275,600
B-	60	[3,4]	9.431%, 8/15/13	62,325
B-	340	[4]	10.25%, 8/15/15	342,550
B	365		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	365,912
B-	245		UGS Corp., 10.00%, 6/01/12	265,212

				3,500,955

			Telecommunications—12.5%
NR	2,000	[2,3]	Asia Global Crossing Ltd., 13.375%, 10/15/10 (Bermuda)	60,000
A	182	[3]	AT&T Corp., 9.05%, 11/15/11	200,613
			Centennial Communications Corp.,
B3	455		8.125%, 2/01/14	462,962
CCC	90	[4]	10.00%, 1/01/13	92,700
BB-	205		Cincinnati Bell, Inc., 7.25%, 7/15/13	215,250
B1	260		Dobson Cellular Systems, Inc., 8.375%, 11/01/11	276,900
B3	100	[3,4]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	98,750
			Intelsat Ltd.,
B2	55	[4]	8.50%, 1/15/13 (Bermuda)	55,069
B2	350	[4]	8.875%, 1/15/15 (Bermuda)	353,063
B2	345	[3,4]	9.609%, 1/15/12 (Bermuda)	351,900
BB-	155		Lucent Technologies, Inc., 6.45%, 3/15/29	130,975
A	119	[3]	MCI, Inc., 6.908%, 5/01/07	120,364

BlackRock High Yield Trust (BHY) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Telecommunications—(cont’d)
B2	$ 385		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	$ 348,425
CCC+	103	[3,4]	NTELOS Holdings Corp., 13.35%, 10/15/13	103,669
			PanAmSat Corp.,
Ba3	210		6.875%, 1/15/28	189,000
B1	140		9.00%, 8/15/14	147,700
NA	600	[2,3]	PF Net Communications, Inc., 13.75%, 5/15/10	60
			Qwest Corp.,
BB+	230	[3,4]	7.741%, 6/15/13	246,675
BB+	600		7.875%, 9/01/11	636,000
BB+	445	[3]	8.875%, 3/15/12	492,281
			Rogers Wireless, Inc.,
BB+	35		7.25%, 12/15/12 (Canada)	37,100
BB-	395		8.00%, 12/15/12 (Canada)	419,687
Caa1	555		Rural Cellular Corp., 9.875%, 2/01/10	596,625
B+	375	[4]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	402,188

				6,037,956

			Transportation—4.5%
BB-	140		American Airlines, Inc., 7.324%, 4/15/11	133,700
B	270		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	274,725
BB-	350	[4]	Hertz Corp., 8.875%, 1/01/14	361,375
B3	430		Horizon Lines LLC, 9.00%, 11/01/12	454,187
B+	265		OMI Corp., 7.625%, 12/01/13	270,963
BB+	350		Overseas Shipholding Group, Inc., 7.50%, 2/15/24	350,000
B3	350		Sea Containers Ltd., 10.75%, 10/15/06 (Bermuda)	349,125

				2,194,075

			Total Corporate Bonds	65,878,094

			Bank Loans—3.3%
			Financial Institutions—1.2%
	577		Exco Holdings, Inc., Term Loan, 10.00%, 7/03/06	573,076

			Health Care—2.1%
	1,000		HealthSouth Corp., Term Loan, LIBOR + 5.00%, 6/15/10	1,006,667

			Total Bank Loans	1,579,743

	Shares

			Preferred Stock—0.0%
			Media—0.0%
	1	[2]	Adelphia Business Solutions, Ser. B, 12.875%	—

			Common Stocks—0.2%
			Consumer Products—0.0%
	15	[5]	Mattress Discounters Corp.	—

			Technology—0.2%
	68		Globix Corp.	116,208

			Total Common Stocks	116,208

	Units

			Warrants—0.0%
	1	[4,5,6,7]	Mattress Discounters Corp., expires 7/15/07, strike price $0.01, 4.85 shares for 1 warrant	—
	54	[6,7]	Neon Communications, Inc., expires 12/02/12	1
	1	[4,6,7]	PF. Net Communications, Inc., expires 5/15/10, strike price $0.01, 36.87243 shares for 1 warrant	—

			Total Warrants	1

			Total Long-Term Investments (cost $77,122,718)	67,574,046

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENT—6.2%
			U.S. Government and Agency Zero Coupon Security—6.2%
	$3,000	[8]	Federal Home Loan Bank Discount Notes, 4.341%, 2/01/06 (cost $3,000,000)	$ 3,000,000

			Total investments—145.9% (cost $80,122,7189)	$ 70,574,046
			Liabilities in excess of other assets (including $22,250,000 in loan payable)—(45.9)%	(22,199,825)

			Net Assets—100%	$ 48,374,221

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Issuer is in default and/or bankruptcy.
[3]	Rate shown is interest rate as of January 31, 2006.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2006, the Trust held 34.5% of its net assets, with a current market value of $16,677,429, in securities restricted as to resale.
[5]	Security is fair valued.
[6]	Illiquid security. As of January 31, 2006, the Trust held 0.00% of net assets, with a current market value of $1 in these securities.
[7]	Non-income producing security.
[8]	Rate shown is the yield to maturity as of January 31, 2006.
[9]	Cost for Federal income tax purposes is $80,149,636. The net unrealized depreciation on a tax basis is $9,575,590, consisting of $1,253,996 gross unrealized appreciation and $10,829,586 gross unrealized depreciation.

     A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock High Yield Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006